Income Taxes - Additional Information (Detail) (EUR €)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Domestic income tax rate	25.00%	25.00%	25.00%
Income tax adjustment with respect to prior year taxes	€ 6,474,000	€ (5,155,000)	€ (18,275,000)
Income tax adjustment with respect to prior years taxes	(1,325,000)	(16,164,000)
Adjustments in respect of prior years' current taxes (in percentage)	0.50%	(0.50%)	(1.60%)
Adjustments in respect of prior years' deferred taxes (in percentage)	(0.10%)	(1.60%)
Tax expense (benefit) recognized, percentage	0.80%	0.70%	(8.30%)
Tax benefit (charge) recognized	(9,669,000)	(7,588,000)	95,465,000
Tax audits in different jurisdictions	12,743,000	2,025,000	92,500,000
Liability for unrecognized tax benefits	83,738,000	74,069,000	59,967,000
Tax effect carry-forward losses	39,106,000	67,282,000	5,557,000
Dutch Statutory Tax Rate [Member]
Income Tax Disclosure [Line Items]
Domestic income tax rate	25.00%	25.00%	25.00%
Adjustments in Respect of Prior Years Current Taxes [Member]
Income Tax Disclosure [Line Items]
Income tax adjustment with respect to prior year taxes			18,300,000
Adjustments in respect of prior years' current taxes (in percentage)			(1.60%)
Adjustments in Respect of Prior Years' Deferred Taxes [Member]
Income Tax Disclosure [Line Items]
Income tax adjustment with respect to prior years taxes		16,200,000
Liability for Unrecognized Tax Benefits [Member]
Income Tax Disclosure [Line Items]
Accrued interest and penalties recorded in the Consolidated Balance Sheets	24,700,000	22,900,000
Accrued interest and penalties recorded in the Consolidated Statements of Operations	1,700,000	4,100,000	(3,100,000)
Period of estimated changes to the liability for unrecognized tax benefits	Next 12 months
NID Stock in Belgium [Member]
Income Tax Disclosure [Line Items]
Period of offsetting net operating losses	7 years
Total amount of loss carry forward, tax basis	37,500,000	47,600,000
Tax effect carry-forward losses	12,700,000	16,200,000
United States State Tax Laws [Member]
Income Tax Disclosure [Line Items]
Total amount of loss carry forward, tax basis	77,700,000	254,300,000
Tax effect carry-forward losses	3,700,000	7,900,000
Minimum offsetting period allowed by United States	5 years
Maximum offsetting period allowed by United States	20 years
United States Federal Tax Laws [Member]
Income Tax Disclosure [Line Items]
Period of offsetting net operating losses	20 years
Total amount of loss carry forward, tax basis	44,600,000	67,500,000
Tax effect carry-forward losses	€ 15,600,000	€ 23,600,000